Transamerica Partners Institutional Money Market
Transamerica Partners Institutional Money Market
Investment Objective:
Seeks to provide liquidity and as high a level of income as is consistent with the preservation of capital.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Transamerica Partners Institutional Money Market
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Transamerica Partners Institutional Money Market
Management fees	[1]	0.25%
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	0.11%
Total annual fund operating expenses	[1]	0.61%
Fee waiver and/or expense reimbursement	[1][2]	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.50%
[1]	The fund invests in securities through an underlying master fund. This table and the example below reflect the direct expenses of the fund and its allocated share of expenses of the underlying master fund.
[2]	Contractual arrangements have been made with the fund's investment adviser, Transamerica Asset Management, Inc., through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 0.50%, excluding interest expense, brokerage commissions, any and all extraordinary, non-recurring expenses, such as expenses of litigation, and any and all expenses related to the organization of a particular series.

Example:
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Transamerica Partners Institutional Money Market	51	160	280	704

Principal Investment Strategies:
The fund invests in securities through an underlying master fund having the same investment goals and strategies.

The fund invests primarily in high quality, short-term money market instruments. These instruments include short-term U.S. government obligations, corporate bonds and notes, bank obligations (such as certificates of deposit and bankers’ acceptances), commercial paper, asset-backed securities, and repurchase agreements. The fund may invest more than 25% of its total assets in obligations of U.S. banks. The fund does not maintain a stable net asset value of $1.00 per share.

Money market instruments in which the fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

As a money market fund, the fund must follow strict rules as to the credit quality, diversification, liquidity, and maturity of its investments. Each security, at the time of purchase by the fund, has been determined by the sub-adviser to present minimal credit risk. Where required by these rules, the fund's sub-adviser or Board will decide whether the security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Principal Risks:
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Many factors affect the fund’s performance. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate from day to day and over time. There is no assurance that the fund will meet its investment objectives. The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks (in alphabetical order) such as:

  Asset-Backed Securities - Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.
  Bank Obligations – To the extent the fund invests in U.S. bank obligations, the fund will be more susceptible to adverse events affecting the U.S. banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.
  Credit – An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.
  Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.
  Interest Rate – The interest rates on short-term obligations held in the fund will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rates. The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.
  Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.
  Manager – The sub-adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results.
  Market – There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Net Asset Value – The fund does not maintain a stable net asset value of $1.00 per share and does not declare dividends on a daily basis (many money market funds do). Undeclared investment income, or a default on a portfolio security, may cause the fund’s net asset value to fluctuate.
  Portfolio Selection – The sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates, may be incorrect.
  Redemption – The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.
  Yield – The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund's expenses could absorb all or a significant portion of the fund's income. If interest rates increase, the fund's yield may not increase proportionately. For example, Transamerica Asset Management, Inc, (“TAM” or the “Investment Adviser”) or any of its affiliates may voluntarily waive fees or reimburse expenses of one or more classes of the fund in order to avoid a negative yield, and TAM or its affiliates may discontinue any temporary voluntary fee limitation or recoup expenses previously foregone or reimbursed. There is no guarantee that the fund will be able to avoid a negative yield. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on yields.

Performance:
The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericapartners.com or by calling 1-888-233-4339.
Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	09/30/2007	1.23%
Worst Quarter:	12/31/2011	0.00%

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Money Market	none	1.45%	1.79%	Sep. 11, 2000
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) Transamerica Partners Institutional Money Market	0.08%	1.36%	1.85%